Provision for Restructuring Costs (Tables)	6 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Provision for Restructuring and Other Costs

The changes in the Company’s provision for restructuring and other costs can be summarized as follows:

	Cetrotide(R) onerous contracts	German Restructuring: onerous lease	German Restructuring: severance	Total
	$	$	$	$
Balance – January 1, 2019	547	663	88	1,298

Adoption of IFRS 16 (note 4)	—	(663)	—	(663)
Utilization of provision	(59)	—	—	(59)
Change in provision	59	—	773	832
Impact of foreign exchange rate changes	(2)	—	(2)	(4)
Balance – June 30, 2019	545	—	859	1,404
Less current portion	(145)	—	(859)	(1,004)
Non-current portion	400	—	—	400